                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer      New York, New York    February 13, 2002
  ________________________  ____________________  _________________
    [Signature]                [City, State]         [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     55

Form 13F Information Table Value Total:     $139,154,115


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



























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
                                                            FORM 13F
                                                        December 31, 2001
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                               FAIR                      SHARED      (C)
                    TITLE       CUSIP          MARKET   SHRS OR  (A)   AS DEFINED   SHARED-   MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS     NUMBER         VALUE    PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------     ------         ------   -------  ----  -----------  -----    ------------  ----  ------ ----

American
  Pharmaceuticals
  Ptnrs               Com       02886P 10 9      52,000      2,500          2,500               1                  2,500
Aramark Corp          Cl B      038521 10 0     403,500     15,000         15,000               1                 15,000
Avant Corp            Com       053487 10 4     307,350     15,000         15,000               1                 15,000
BAM Entmnt Inc        Com       059361 10 5     415,500     50,000         50,000               1                 50,000
Bard C R Inc          Com       067383 10 9   1,935,000     30,000         30,000               1                 30,000
Cinergy Corp          Com       172474 10 8     885,895     26,500         26,500               1                 26,500
Calpine Corp          Com       131347 10 6   8,143,150    485,000        485,000               1                485,000
Centene Corp Del      Com       15135B 10 1     131,700      6,000          6,000               1                  6,000
Conectiv Inc          Com       206829 10 3   8,204,150    335,000        335,000               1                335,000
Conectiv Inc          Cl A      206829 20 2     509,500     25,000         25,000               1                 25,000
Conmed Corp           Com       207410 10 1     898,200     45,000         45,000               1                 45,000
Constellation Energy
  Group Inc           Com       210371  10 0  9,040,275    340,500        340,500               1                340,500
Crossworlds
  Software Inc        Com       22769P 10 9      46,600     10,000         10,000               1                 10,000
Data Return Corp      Com       23785M 10 4      62,350     43,000         43,000               1                 43,000
Dean Foods Co         Com       242361 10 3     588,020      8,622          8,622               1                  8,622
Divine Inc            Cl A      255402 10 9      36,402     49,192         49,192               1                 49,192
DTE Energy Co         Com       233331  10 7  7,561,782    180,300        180,300               1                180,300
Duke Energy Corp      Com       264399  10 6  1,864,850     47,500         47,500               1                 47,500
Edison Intl           Com       281020  10 7  4,341,250    287,500        287,500               1                287,500
Energy East Corp      Com       29266M 10 9   6,325,569    333,100        333,100               1                333,100
Entergy Corp New      Com       29364G 10 3   8,764,551    224,100        224,100               1                224,100
Finisar               Com       31787A 10 1     756,648     74,400         74,400               1                 74,400
General Magic Inc     Com       370253 10 6     292,500    750,000        750,000               1                750,000
Hologic Inc           Com       436440 10 1     139,350     15,000         15,000               1                 15,000
Infonet Svcs Corp     Cl B      45666T 10 6      98,000     40,000         40,000               1                 40,000
Irvine Sensors Corp   Com       463664 50 8     259,056    205,600        205,600               1                205,600
Jupiter Media Metrix
  Inc                 Com       48206U 10 4      82,500     50,000         50,000               1                 50,000
Keyspan Corp          Com       49337W 10 0   2,079,000     60,000         60,000               1                 60,000
Lawson Software Inc   Com       520780 10 7      78,750      5,000          5,000               1                  5,000



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

Magma Design
  Automation          Com       559181 10 2      15,140        500            500               1                    500
Mid Amer Bancorp      Com       595915 10 9     165,500      5,000          5,000               1                  5,000
Mirant Corp           Com       604675 10 8   4,165,200    260,000        260,000               1                260,000
Netscreen
  Technologies Inc    Com       64117V 10 7      11,065        500            500               1                    500
NRG Energy Inc        Com       629377 10 2     232,500     15,000         15,000               1                 15,000
Orion Pwr Hldgs Inc   Com       686286 10 5   9,335,970    357,700        357,700               1                357,700
P G & E Corp          Com       69331C 10 8   3,270,800    170,000        170,000               1                170,000
Oxigene Inc           Com       691828 10 7     377,610    123,000        123,000               1                123,000
PRI Automation Inc    Com       69357H 10 6     409,000     20,000         20,000               1                 20,000
Peregrine
  Pharmaceuticals Inc Com       713661 10 6   3,920,833  1,143,100      1,143,100               1              1,143,100
Piedmont Nat Gas Inc  Com       720186 10 5     558,480     15,600         15,600               1                 15,600
PPL Corp              Com       69351T  10 6  6,499,525    186,500        186,500               1                186,500
Potomac Elect. Pwr Co Com       737679  10 0  4,863,835    215,500        215,500               1                215,500
Progress Energy Inc   Com       743263 10 5   6,353,733    141,100        141,100               1                141,100
Puget Energy Inc New  Com       745310 10 2   3,791,348    173,200        173,200               1                173,200
Reliant Res Inc       Com       75952B 10 5   1,485,900     90,000         90,000               1                 90,000
Sage Inc              Com       786632 10 9     704,330     19,000         19,000               1                 19,000
Scana Corp New        Com       80589M 10 2   7,541,930    271,000        271,000               1                271,000
Solectron Corp        Com       834182 10 7     632,808     56,100         56,100               1                 56,100
Statia Terminals
  Group N V           ORD       N82345 10 4     180,500     10,000         10,000               1                 10,000
Teco Energy Inc       Com       872375  10 0  2,427,200     92,500         92,500               1                 92,500
TXU Corp              Com       873168 10 8   9,194,250    195,000        195,000               1                195,000
United Defense
  Inds Inc            Com       91018B 10 4     421,000     20,000         20,000               1                 20,000
Weight Watchers
  Intl Inc New        Com       948626 10 6      33,820      1,000          1,000               1                  1,000
Westcoast Energy Inc  Com       95751D 10 2   6,686,790    253,000        253,000               1                253,000
WPS Resources Corp    Com       92931B 10 6   1,571,650     43,000         43,000               1                 43,000
TOTAL                                       139,154,115  7,636,114



















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02192001.AL1